Consolidated Balance Sheet - USD ($) $ in Millions		Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents		$ 18,532	$ 11,894
Trade and other receivables		5,011	4,116
Other financial assets		619	561
Inventories		6,591	5,538
Current tax assets		33	545
Other		247	176
Total current assets		31,033	22,830
Non-current assets
Trade and other receivables		79	137
Other financial assets		911	1,122
Inventories		1,790	1,440
Property, plant and equipment	[1]	80,046	76,457
Intangible assets		2,113	1,924
Investments accounted for using the equity method		4,414	4,107
Non-current tax assets		37	0
Deferred tax assets		114	78
Other		850	695
Total non-current assets		90,354	85,960
Total assets		121,387	108,790
Current liabilities
Trade and other payables		7,579	6,637
Interest bearing liabilities		2,684	2,018
Other financial liabilities		317	214
Current tax payable		1,049	900
Provisions		4,768	5,823
Deferred income		68	47
Total current liabilities		16,465	15,639
Non-current liabilities
Trade and other payables		48	33
Interest bearing liabilities		24,437	22,478
Other financial liabilities		5,606	1,364
Non-current tax payable		37	3
Deferred tax liabilities		3,101	3,506
Provisions		15,336	13,498
Deferred income		36	51
Total non-current liabilities		48,601	40,933
Total liabilities		65,066	56,572
Net assets		56,321	52,218
EQUITY
Share capital		5,179	5,015
Treasury shares		(39)	(18)
Reserves		62	(2)
Retained earnings		45,721	42,670
Total equity attributable to BHP shareholders		50,923	47,665
Non-controlling interests		5,398	4,553
Total equity		$ 56,321	$ 52,218

[1]	Includes the carrying value of the Group’s right-of-use assets relating to land and buildings and plant and equipment of US$3,030 million (2025: US$2,653 million). Refer to note 22 'Leases' for the movement of the right-of-use assets.